COVID Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Covid Loans
Schedule of Maturity of SenseFly Covid Loans

As of September 30, 2023, scheduled principal payments due under the senseFly COVID Loans are as follows:

Year ending December 31,
2023 (rest of year)	$58,487
2024	306,722
2025	180,064
2026	90,213
2027	180,420
Total	$815,906

As of December 31, 2022, scheduled principal payments due under the senseFly COVID Loans are as follows:

Year ending December 31,
2023	$446,456
2024	89,363
2025	89,363
2026	89,363
2027	89,363
Thereafter	89,361
Total	$893,269